Investments	12 Months Ended
Jan. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Investments
INVESTMENTS
The Company accounts for its investments in accordance with the FASB’s guidance relating to accounting for certain investments in debt and equity securities and related pronouncements and classifies all debt and equity securities as available-for-sale.
As of January 31, 2011, all the investments in ARS disclosed below (all of which were held by CTI as of such date) were restricted pursuant to the settlement agreement of the consolidated shareholder class action CTI entered into on December 16, 2009 and amended on June 19, 2010. As of January 31, 2011, all cash proceeds from sales and redemptions of ARS (other than ARS that were held in an account with UBS) (including interest thereon) were restricted. During the fourth quarter of the fiscal year ended January 31, 2012, the Company paid all remaining amounts under the settlement agreement and, accordingly, all ARS and cash proceeds received from sales and redemptions thereof became unrestricted (see Note 25, Commitments and Contingencies).
Auction Rate Securities
The Company invested in ARS supported by corporate issuers and student loans. The ARS portfolio supported by corporate issuers consisted of collateralized debt obligations and Regulation XXX securities (insurance industry-related ARS). The Company’s ARS supported by corporate issuers were rated between AAA and AA- by Standard & Poor’s (“S&P”) and Aaa and A3 by Moody’s Investor Service (“Moody’s”) when purchased. These corporate issued holdings were downgraded since the original purchase date, and the two remaining securities were rated A by S&P and C by Moody’s, respectively, as of January 31, 2011.
The ARS portfolio supported by student loans was substantially guaranteed by the Federal government under the Federal Family Education Loan Program. The Company’s ARS supported by student loans were all rated AAA by S&P and Aaa by Moody’s when purchased. The ARS supported by student loans were all rated between AAA and BB+ by S&P and between Aaa and Ba1 by Moody’s as of January 31, 2011.
Classification
In August 2010, the Company began to forecast that it would sell its remaining ARS during the fourth quarter of the fiscal year ending January 31, 2012 after the expiration of the restrictions on sales of ARS and the use of proceeds from sales thereof following the final payment under the settlement agreement of the consolidated shareholder class action due on or before November 15, 2011. Accordingly, the ARS were classified as current assets as of January 31, 2011.
As of January 31, 2011, proceeds from the sales and redemptions of ARS, including interest received subsequent to the date of the settlement agreement of the consolidated shareholder class action, of $33.4 million were classified within the consolidated balance sheets as “Restricted cash and bank time deposits.”
The Company sold $86.9 million and $112.2 million of aggregate principal amount of ARS during the fiscal years ended January 31, 2012 and 2011 resulting in gains of $24.4 million and $23.8 million, respectively, recognized in “Other income (expense), net.” Such gains represent a recovery of previously recognized other-than-temporary impairments as the fair market value of the ARS recovered toward par value.
During the fourth quarter of the fiscal year ended January 31, 2012, the Company paid all remaining amounts under the settlement agreement and, accordingly, all cash proceeds received from sales and redemptions of ARS became unrestricted and are classified in “Cash and cash equivalents."
Other-Than-Temporary Impairment
As a result of historic auction failures and declines in credit quality, subsequent to their purchase by CTI the fair value of the ARS significantly declined. The fair value of the ARS were determined on a quarterly basis by the Company utilizing a discounted cash flow model, which considered, among other factors, assumptions about the (i) underlying collateral, (ii) credit risk associated with the issuer, and (iii) contractual maturity. The discounted cash flow model considered contractual future cash flows, representing both interest and principal payments. Future interest payments were projected using U.S. Treasury and swap curves over the remaining term of the ARS in accordance with the terms of each specific security and principal payments were assumed to be made at an estimated contractual maturity date taking into account applicable prepayments. Yields used to discount these payments were determined based on the specific characteristics of each security. Key considerations in the determination of the appropriate discount rate included the securities’ remaining term to maturity, capital structure subordination, quality and level of collateralization, complexity of the payout structure, credit rating of the issuer, and the presence or absence of additional insurance.
For ARS that the Company determined that it could not assert that it intended to hold such ARS until their fair value recovered to amortized cost, the Company recorded other-than-temporary impairment charges of $0.4 million and $6.9 million on a pre-tax basis during the fiscal years ended January 31, 2011 and 2010, respectively. The Company did not record other-than-temporary impairment charges during the fiscal year ended January 31, 2012. These other-than-temporary impairment charges were recorded as a component of “Other income (expense), net” in the consolidated statements of operations (see Note 20, Other Income (Expense), Net).
The carrying amount of the Company’s ARS as of January 31, 2012 and 2011 was $0.3 million and $72.4 million, with a corresponding principal amount of $7.5 million and $94.4 million, respectively, and was classified as short-term, available-for-sale investments in “Auction Rate Securities.”
UBS Put
In November 2008, CTI accepted an offer from UBS AG (“UBS”) providing rights related to $51.6 million in aggregate principal amount of ARS that were held in an account with UBS (the “UBS Put”). Under the terms of the UBS Put, CTI had the right, but not the obligation, to sell its eligible ARS at par value to UBS at any time during the period of June 30, 2010 through July 2, 2012. Additionally, UBS had the right, at its discretion and at any time until July 2, 2012, to purchase the ARS from CTI at par value, which is defined as the price equal to the principal amount of the ARS plus accrued but unpaid dividends or interest, if any. Under the terms of the settlement agreement of the consolidated shareholder class action, CTI was required to exercise the UBS Put on June 30, 2010, and apply the proceeds from such exercise toward amounts payable under such settlement. Effective June 30, 2010, CTI exercised the UBS Put for the balance of the ARS that were subject to the UBS Put. UBS purchased from CTI, pursuant to its purchase right and upon exercise of the UBS Put by CTI, approximately $42.6 million and $9.0 million aggregate principal amount of ARS during the fiscal years ended January 31, 2011 and 2010, respectively.
In the fiscal year ended January 31, 2009, the Company recorded the UBS Put at its then fair value of $13.6 million in "Other Assets" with a corresponding gain recorded in "Other income (expense), net." Consequently, the UBS Put was carried at historical cost and assessed for impairment. The Company evaluated the UBS Put for impairment based on redemptions and changes in fair value of the related ARS subject to the UBS Put and during the fiscal years ended January 31, 2011 and 2010 recorded $6.7 million and $6.9 million, respectively, of pre-tax impairment charges, which were classified in “Other income (expense), net.” Due to its exercise on June 30, 2010, the Company had no recorded amounts in connection with the UBS Put as of January 31, 2011.
The following is a summary of available-for-sale securities as of January 31, 2012 and 2011:

	January 31, 2012
		Included in Accumulated Other Comprehensive Income
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Cumulative Impairment Charges	Estimated Fair Value
	(In thousands)
Short-term:
Auction rate securities-Corporate issuers	$7,500	$34	$—	$(7,262)	$272
Total short-term investments	$7,500	$34	$—	$(7,262)	$272

	January 31, 2011
		Included in Accumulated Other Comprehensive Income
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Cumulative Impairment Charges	Estimated Fair Value
	(In thousands)
Short-term:
Auction rate securities-Student loans	$71,900	$16,044	$—	$(24,181)	$63,763
Auction rate securities-Corporate issuers	22,500	5,619	—	(19,441)	8,678
Total short-term investments	$94,400	$21,663	$—	$(43,622)	$72,441

The ARS have stated maturities in excess of 5 years.
Investments with original maturities of three months or less, when purchased, are included in cash and cash equivalents, in “Restricted cash and bank time deposits” or in long-term restricted cash (long-term restricted cash is classified within “Other assets”) in the consolidated balance sheets. Such investments are not reflected in the tables above as of January 31, 2012 or 2011, and include money market funds totaling $208.0 million and $186.4 million as of January 31, 2012 and 2011, respectively. There were no unrealized gains (losses) as of January 31, 2012 and 2011.
The Company received cash proceeds from sales and redemptions of investments of $75.5 million, $57.3 million and $26.4 million in the fiscal years ended January 31, 2012, 2011 and 2010, respectively.
The gross realized gains and losses on the Company’s investments are as follows, for the fiscal years presented below:

(In thousands)	Gross Realized Gains	Gross Realized Losses
January 31, 2012	$24,414	$—
January 31, 2011	$23,810	$—
January 31, 2010	$10,760	$—

The components of other comprehensive income (loss) ("OCI") related to available-for-sale securities are as follows:

	Fiscal Years Ended January 31,
	2012	2011	2010
	(In thousands )
Accumulated OCI related to available-for-sale securities, beginning of year	$13,240	$21,032	$10,302
Unrealized gains on available-for-sale securities	(305)	6,950	20,048
Reclassification adjustment for gains included in net loss	(21,329)	(15,483)	(3,582)
Changes in accumulated OCI on available-for-sale securities, before tax	(21,634)	(8,533)	16,466
Other comprehensive income attributable to noncontrolling interest	3	26	53
Deferred income tax benefit (provision)	—	715	(5,789)
Changes in accumulated OCI on available-for-sale securities, net of tax	(21,631)	(7,792)	10,730
Accumulated OCI related to available-for-sale securities, end of year	$(8,391)	$13,240	$21,032